Significant accounting estimates and assumptions (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure Of Accounting Judgements And Estimates Explanatory [Abstract]
Description of accounting policy for estimates and assumptions on income taxes [Text block]

The significant accounting estimates and assumptions are continually evaluated and are based on historical experiences and various factors including expectations of future events that are considered to be reasonable. Actual results can differ from those estimates based on such definitions.

The significant judgments which management has made about the application of the Group’s accounting policies and key sources of uncertainty in estimate do not differ from those used in preparing the consolidated financial statements for the year ended December 31, 2016.

(1) Income taxes

The Group is subject to income taxes in numerous jurisdictions, which requires significant judgment in determining realization of deferred tax. Actual tax payment may be different from the provision estimate and such difference may affect the income tax expense. There are various transactions and calculations for which the ultimate tax determination is uncertain. Deferred tax assets relating to tax losses carried forward and deductible temporary differences are recognized, only to the extent that it is probable that future taxable profit will be available against which the tax losses carried forward and the deductible temporary differences can be utilized. This assessment requires significant management estimates and judgments. Future taxable profit is estimated based on, among other relevant factors, forecasted operating results, which are based on historical financial performance. In the event the Group was to determine that it would be able to realize its deferred income tax assets in the future at an amount different than their net recorded amount, the Group would make an adjustment to the provision for income taxes at such time.

Description of accounting policy for estimates and assumptions on valuation of financial instruments [Text block]

(2) Valuation of financial instruments

Financial instruments classified as held-for trading or designated as at FVTPL and financial instruments classified as AFS are recognized in the financial statements at fair value. All derivatives are measured at fair value. Financial instruments, which are not traded in active market will have less objective fair value and require broad judgment in liquidity, concentration, uncertainty in market factors and assumption in price determination and other risks. The fair value of those assets is established by using valuation techniques.

As described in the significant accounting policies in Note 2-(9)-5), ‘ Fair value of financial assets and liabilities’, a range of valuation techniques, which include market approach and income approach and internally developed models that incorporate various types of assumptions and variables, are used to determine the fair value of financial instruments.

Description of accounting policy for estimates and assumptions on impairment of loans and receivables [Text block]

(3) Impairment of loan and receivables

Impairment loss for loan and receivables carried at amortized cost is measured as the difference between such assets’ carrying value and the present value of estimated recoverable cash flows (excluding any future loss events that have not occurred) discounted by using the initial effective interest rate. In the event that the estimated cash flow of the financial asset is affected by one or more loss events occurred after initial recognition, it is determined that the financial asset is impaired.

The objective evidences that a financial asset is impaired incorporate below loss events:

1) Financial assets that are individually significant

•	Delinquent loans

•	Debt in restructuring

•	Probable state of debtor’s bankruptcy or liquidation

•	Occurrence of significant reduction in the value of securities

•	Breach of limit or debt covenant

•	Deterioration of operating performance

2) Financial assets that are not individually significant

•	Repayment status of debtor or observable macro-economic indexes

The Group first assesses whether objective evidence of impairment exists individually for financial assets that are individually significant (individual evaluation of impairment), and individually or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed financial asset, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment (collective evaluation of impairment).

There are two components to the Group’s loan impairment provisions (individual and collective).

Individual assessment of impairment losses are calculated by discounting the expected future cash flows of a loan at its original effective interest rate and comparing the resultant present value with the loan’s carrying amount. This process normally encompasses management’s best estimate, such as operating cash flow of debtor and net realizable value of any collateral held and the timing of anticipated receipts.

Collective assessment of impairment losses are established on a portfolio basis using the methodology based on historical loss experience. The methodology based on historical loss experience is used to estimate inherent incurred loss on groups of assets for collective evaluation of impairment. Such methodology incorporates factors such as type of product and debtors, credit rating, portfolio size, loss emergence period and recovery period and applies probability of default on each assets (or pool of assets) and loss given default by type of collateral. Also, consistent assumptions are applied to form a formula-based model in estimating inherent loss and to determine factors on the basis of historical loss experience and current condition. The methodology and assumptions used for estimating future cash flows are reviewed regularly to reduce any differences between loss estimates and actual loss experience.

Description of accounting policy for estimates and assumptions on defined benefit plan [Text block]

(4) Defined benefit plan

The Group operates defined benefit retirement pension plans. Defined benefit retirement pension plans are measured through actuarial valuation and the Group estimates discount rate, future wage growth rate, mortality rates to produce actuarial valuation. Defined benefit retirement pension plans contain significant uncertainty in these estimates due to their long-term characteristic.